Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Cash	$ 775,133	$ 549,755	$ 6,195,974
FDIC insurance	250,000		250,000
Deferred revenue	0		$ 6,000
Bad debt expense	$ 22,774	$ 0
Bottom [Member]
Property, Plant, and Equipment, Useful Life	5 years
Top [Member]
Property, Plant, and Equipment, Useful Life	7 years